Revenue, Other Income and Gains (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Analysis of Revenue
An analysis of revenue is as follows:

	Nine months ended September 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Revenue
Licensing of intellectual property	35,172	50,000
Collaboration revenue	170,369	39,236
Other revenue	138	136
Total	205,679	89,372

Other Income and Gains	Other revenue is related to an exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd. and its affiliates and related subsequent sales-based royalties.

	Nine months ended September 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Other income and gains
Other income:
Finance income	37,185	3,293
Government grants*	1,528	1,066
Other	5	91
Total income	38,718	4,450

Gains:
Foreign currency exchange gain, net	10,136	—
Fair value gains on financial assets measured at fair value change through profit or loss	792	112
Other	166	131
Total gains	11,094	243
Total other income and gains	49,812	4,693
________________________________
*The amount represents subsidies received from local government authorities to support the Company’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.